Document and Entity Information	12 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS 5
Central Index Key	0001090155
Amendment Flag	false
Document Creation Date	Sep. 30, 2013
Document Effective Date	Sep. 30, 2013
Prospectus Date	Sep. 30, 2013